Trade Receivables and Other Current Assets - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 13, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2022
Prepaid expenses and other current assets [line items]
Payment of receivable related to extension of option term		$ 500
Research tax credit receivables		11,900
Trade receivables		569	$ 772
Reimbursement of research tax credit			700
Deferred expenses and other current assets		345	538
License Agreement With Two Partner [Member]
Prepaid expenses and other current assets [line items]
Trade receivables		300
France [Member]
Prepaid expenses and other current assets [line items]
Research tax credit receivables		5,600	6,700	$ 800
Reimbursement of research tax credit	$ 700
France [Member] | Previously stated [member]
Prepaid expenses and other current assets [line items]
Research tax credit receivables		$ 15,000	$ 7,200